Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 302,299	$ 331,799
Operating expenses:
Cost of revenue	244,708	282,862
Gross profit	57,591	48,937
Research and development	21,587	26,003
General and administrative	37,679	44,234
Sales and marketing	12,676	16,278
Foreign exchange loss	6,248	3,974
Depreciation and amortization (notes 9 and 10)	3,367	4,299
Loss on sale of assets (note 12)	703	32
Cost of revenue and expenses	82,260	94,820
Loss from operations	(24,669)	(45,883)
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	(5,402)	780
Gain on deconsolidation (note 5)	15,198	0
Loss on sale of investment (note 8)	(352)	0
Loss on extinguishment of royalty payable	0	(2,909)
Interest on long-term debt and accretion of royalty payable	(2,797)	(2,981)
Impairment of long-term investment (note 8)	0	(413)
Interest and other income, net of bank charges	1,161	2,690
Income (loss) before income taxes	(16,861)	(48,716)
Income tax expense (recovery) (note 19(a)):
Current	3,183	1,786
Deferred	1,797	(784)
Income tax expense (recovery)	4,980	1,002
Net loss for the year	(21,841)	(49,718)
Other comprehensive income (loss):
Cumulative translation adjustment	(2,535)	4,473
Ownership share of equity method investments' other comprehensive loss	(113)	0
Other comprehensive income (loss)	(2,648)	4,473
Comprehensive loss	$ (24,489)	$ (45,245)
Loss per share:
Net loss per share, basic (in dollars per share)	$ (1.27)	$ (2.90)
Net loss per share, diluted (in dollars per share)	$ (1.27)	$ (2.90)
Weighted average common shares outstanding:
Basic (in shares)	17,248,090	17,173,016
Diluted (in shares)	17,248,090	17,173,016